Income Taxes - Schedule Of Loss From Continuing Operations Before Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
U.S. operations			$ 157,274	$ 121,621
Foreign operations			11	26
Loss before income taxes	$ 62,570	$ 32,325	$ 157,285	$ 121,647